Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

Note 12 – Equity

Ordinary shares

The Company adopted a dual-class share structure. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to twenty votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.

During the years ended December 31, 2025, 2024 and 2023, the Company issued nil, nil and 264,727 Class A ordinary shares to Tiger Brokers (Singapore) Ptd. Ltd. (the “ESOP platform”) which were reserved for future issuance of the Company’s Class A ordinary shares upon the vesting of RSAs granted under the 2020 Plan. As of December 31, 2025 and 2024, 263,322 of such shares were considered issued but not outstanding.

Warrants

The following table sets forth the Company’s warrant activities for the years ended December 31, 2025, 2024 and 2023:

	Number of shares Issuable	Weight-average exercise price
Outstanding and exercisable at January 1, 2023	686,667	$286.2
Granted	-	-
Exercised	-	-
Balance at December 31, 2023	686,667	286.2
Outstanding and exercisable at December 31, 2023	686,667	286.2
Granted	-	-
Exercised	-	-
Balance at December 31, 2024	686,667	286.2
Outstanding and exercisable at December 31, 2024	686,667	286.2
Granted	-	-
Exercised	-	-
Balance at December 31, 2025	686,667	286.2
Outstanding and exercisable at December 31, 2025	686,667	286.2

The intrinsic value of these warrants was approximately nil and nil as of December 31, 2025, and 2024, respectively.